Debt - Senior Notes (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2016
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 32,480,000	$ 29,011,000	$ 63,318,000	$ 16,498,000	$ 0
CCH Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make Whole Price				6 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount				6 months
Debt Instrument, Redemption Price, Percentage				100.00%
Debt Instrument Registration Period				360 days
2024 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount							$ 1,250,000,000.00
Debt Instrument, Interest Rate, Stated Percentage		7.00%		7.00%
2025 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 1,500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		5.875%		5.875%
2027 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,500,000,000
Proceeds from Issuance of Long-term Debt	$ 1,400,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.125%
Debt Instrument, Redemption Price, Percentage		100.00%
Debt Instrument Registration Period		360 days
2015 CCH Credit Facility [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 32,500,000		$ 63,300,000